CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                 June 14, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:               First Trust Exchange-Traded Fund
                     (Registration Nos. 333-125751 and 811-21774)
                  -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of the statement of additional information and one copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497 on May 31, 2013. The Registration Statement relates to First Trust Capital Strength ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              -------------------------------
                                                  Morrison C. Warren